SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Capital Stability Fund
(the "Fund")

Supplement Dated December 20, 2024
to the Class F Shares Prospectus, dated January 31, 2024, as amended on May 15, 2024,
August 9, 2024, August 30, 2024 and September 13, 2024, and the Class Y Shares Prospectus,
dated January 31, 2024, as amended on April 5, 2024, May 15, 2024, August 9, 2024,
August 30, 2024 and September 13, 2024 (the "Prospectuses")

This Supplement provides new and additional information beyond that contained in the Prospectuses and should be read in conjunction with such Prospectuses.

The Prospectuses are hereby amended and supplemented to reflect the following changes to the Fund.

Change in Investment Strategy of the Fund

Under the section titled "Principal Investment Strategies," the second paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

In addition, under the same section, the last paragraph is hereby deleted and replaced with the following:

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures contracts, foreign currency forward contracts and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

There are no other changes to the Investment Strategy of the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, all references to AllianceBernstein L.P.'s management of the Fund are hereby deleted from the Prospectuses. Additionally, Timothy Sauermelch is hereby added as a portfolio manager to the Fund. Accordingly, the Prospectuses are hereby updated as follows:

In the Fund Summary of the Fund, under the heading titled "Management," in the chart under the sub-heading titled "Investment Adviser and Portfolio Managers," the following text is hereby added in the appropriate alphabetical order thereof:

Portfolio Manager	Experience with the Fund	Title with Adviser
Timothy J. Sauermelch, CFA	Since 2024	Portfolio Manager

Under the section titled "Investment Adviser," the text relating to Eugene Barbaneagra and Timothy Sauermelch are hereby deleted and replaced with the following:

SIMC serves as investment adviser to the Funds. Mr. Barbaneagra directly manages a portion of the assets of the Multi-Asset Income Fund, and Mr. Sauermelch directly manages a portion of the assets of the Multi-Asset Accumulation and Multi-Asset Capital Stability Funds. Eugene Barbaneagra, CFA, serves as Portfolio Manager for the Multi-Asset Income Fund. Mr. Barbaneagra serves as a Portfolio Manager within the Investment Management Unit. Mr. Barbaneagra is responsible for portfolio strategy of a number of core Global Equity Funds. Prior to joining SEI in 2002, Mr. Barbaneagra worked with the Vanguard Group. Mr. Barbaneagra earned his Bachelor of Science degrees in Business Administration/Finance and Management of Information Systems from Drexel University. Mr. Barbaneagra also earned his Master of Science in Risk Management and Financial Engineering from Imperial College London. Mr. Barbaneagra is a CFA charterholder and a member of UK Society of Investment Professionals.

Timothy J. Sauermelch, CFA directly manages a portion of the assets of the Multi-Asset Accumulation and Multi-Asset Capital Stability Funds. Mr. Sauermelch is a Senior Portfolio Manager and Head of Global Macro within SEI's Global Multi-Asset Portfolio Management Team. Primary responsibilities include the development and implementation of tactical asset allocation strategies, systematic portfolio strategies, and derivative overlay strategies across the global macro landscape. Mr. Sauermelch is a CFA Charterholder and a member of the CFA Institute and The CFA Society of Philadelphia. He earned a Masters of Business Administration with a concentration in Finance from Villanova University and graduated summa cum laude from Kutztown University of Pennsylvania with a Bachelor of Science in Finance and a minor in Economics. Mr. Sauermelch also holds the FINRA Series 65 license.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the Prospectuses.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1580 (12/24)

SEI INSTITUTIONAL MANAGED TRUST

Multi-Asset Capital Stability Fund
(the "Fund")

Supplement Dated December 20, 2024
to the Statement of Additional Information, dated January 31, 2024, as amended on April 16, 2024,
May 15, 2024, August 9, 2024 and September 13, 2024 (the "SAI")

This Supplement provides new and additional information beyond that contained in the SAI and should be read in conjunction with such SAI.

Change in Investment Strategy of the Fund

Under the section titled "Investment Objectives and Policies," under the heading titled "Multi-Asset Capital Stability Fund," the third paragraph is hereby deleted and replaced with the following:

The Fund uses a multi-manager approach under the general supervision of SIMC, allocating its assets among one or more Sub-Advisers using different investment strategies. Assets of the Fund not allocated to Sub-Advisers are managed directly by SIMC.

In addition, under the same heading, the second to last paragraph is hereby deleted and replaced with the following:

The Fund may invest in U.S. dollar and non-U.S. dollar denominated securities. The Fund may also seek to enhance the Fund's return by actively managing the Fund's foreign currency exposure. In managing the Fund's currency exposure, the Fund may buy and sell currencies (i.e., take long or short positions) using futures contracts, foreign currency forward contracts and options. The Fund may take long and short positions in foreign currencies in excess of the value of the Fund's assets denominated in a particular currency or when the Fund does not own assets denominated in that currency. The Fund may also engage in currency transactions in an attempt to take advantage of certain inefficiencies in the currency exchange market, to increase its exposure to a foreign currency or to shift exposure to foreign currency fluctuations from one currency to another. In managing the Fund's currency exposure from foreign securities, the Fund may buy and sell currencies for hedging or for speculative purposes.

There are no other changes to the Investment Strategy of the Fund.

Change in Portfolio Management of the Fund

AllianceBernstein L.P. no longer serves as a sub-adviser to the Fund. As such, all references to AllianceBernstein L.P.'s management of the Fund are hereby deleted from the SAI. Additionally, Timothy Sauermelch is hereby added as a portfolio manager to the Fund. Accordingly, the SAI is hereby updated as follows:

Under the section titled "The Adviser and Sub-Advisers," under the heading titled "Portfolio Management," under the sub-heading titled "SIMC," the text relating to Timothy Sauermelch is hereby deleted and the following text is hereby added under "Ownership of Fund Shares" in the appropriate alphabetical order thereof:

Portfolio Manager	Dollar Range of Fund Shares
Timothy J. Sauermelch, CFA*	$0

*  This information is provided as of October 31, 2024

In addition, under the same sub-heading, the text relating to Timothy Sauermelch is hereby deleted and the following text is hereby added under "Other Accounts" in the appropriate alphabetical order thereof:

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
Portfolio Manager	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)	Number of Accounts	Total Assets (in millions)
Timothy J. Sauermelch, CFA*	2	$2,007.76	1	$733.10	6	$5,713.17

*  This information is provided as of October 31, 2024.

No account listed above is subject to a performance-based advisory fee.

There are no other changes to the Portfolio Management of the Fund.

There are no other changes to the SAI.

PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

SEI-F-1581 (12/24)